Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit (loss) for the year	R$ 124,858	R$ (9,151,371)	R$ (2,380,456)
Result reconciliation items
Depreciation and amortization	3,013,375	2,563,982	2,404,223
Gain (loss) from impairment	0	(143,790)	(245,636)
Derivative financial instruments, net	(986,521)	(317,729)	238,458
Share-based payment	70,779	43,455	71,643
Foreign currency exchange, net	(4,178,793)	7,736,026	(1,616,363)
Financial result	9,055,623	5,018,405	5,313,867
Breakage – GUC	(1,724,867)	0	0
Renegotiations – Chapter 11	(181,893)	0	0
Tax transaction	0	(252,968)	0
Provisions, net	1,035,676	(145,985)	(160,957)
Recovery of expenses and write‑offs of assets and liabilities	(393,278)	(855,441)	269,486
Result from modification of lease and provision	(2,830,356)	(221,391)	(204,017)
Result in the write-off of property and equipment, right of use and intangible assets	198,190	143,417	297,349
Deferred income tax and social contribution	0	(39,526)	39,526
Result of sale and sale and leaseback	(60,270)	(91,613)	6,356
Reconciled result	3,142,523	4,285,471	4,033,479
Changes in operating assets and liabilities
Accounts receivable	(1,041,466)	(292,029)	876,955
Aircraft sublease	0	0	19,485
Inventories	(61,037)	(159,409)	(153,502)
Deposits	(411,370)	(455,229)	(453,090)
Taxes recoverable	(160)	(20,284)	16,312
Derivative financial instruments, net	(46,822)	(101,767)	(137,998)
Other assets	(390,573)	(575,798)	(128,116)
Advances to suppliers			(2,888,463)
Accounts payable	(796,177)	855,534	2,795,585
Airport taxes and fees	129,590	79,824	227,996
Air traffic liability, services and loyalty program	8,122	1,409,877	1,134,387
Salaries and benefits	244,264	128,555	13,151
Taxes payable	(12,050)	77,881	(26,793)
Provisions	(605,141)	(423,132)	(237,456)
Other liabilities	94,507	50,679	72,589
Total changes in operating assets and liabilities	(2,888,313)	574,702	1,131,042
Interest paid
Loans and financing	(517,224)	(1,027,814)	(792,151)
Lease	(412,511)	(506,258)	(451,779)
Convertible debt instruments	(177,894)	(76,382)	(100,928)
Others	(379,103)	(462,695)	(379,972)
Interest paid, classified as operating activities	(1,486,732)	(2,073,149)	(1,724,830)
Net cash provided (used) by operating activities	(1,232,522)	2,787,024	3,439,691
Cash flows from investing activities
Acquisition of short-term investments	(106,268)	(107,424)	0
Redemption of short-term investments	84,153	6,205	0
Restricted cash	0	0	6,145
Payment for acquisition of subsidiary	(5,924)	0	0
Cash received on sale of property and equipment	7,270	0	0
Proceeds from sale and leaseback	195,300	29,346	91,688
Acquisition of property and equipment	(198,415)	(681,329)	(464,354)
Acquisition of capitalized maintenance	(361,141)	(577,517)	(338,990)
Acquisition of intangible assets	(188,355)	(234,936)	(168,971)
Net cash used by investing activities	(573,380)	(1,565,655)	(874,482)
Loans and financing
Proceeds	7,423,172	3,209,990	4,733,292
Repayment	(2,277,964)	(1,723,166)	(1,907,123)
Costs	(390,166)	(104,903)	(486,658)
Reverse factoring	0	(496,286)	(831,477)
Repayment of leases	(3,054,270)	(2,803,166)	(2,353,262)
Convertible debt instruments	0	0	(542,496)
Cost of issuing shares	(43,048)	0	0
Capital increase	51,207	0	819
Advance for future capital increase	0	18	789
Treasury shares	(4)	(2,596)	(6,826)
Net cash provided (used) by financing activities	1,708,927	(1,920,109)	(1,392,942)
Exchange rate changes on cash and cash equivalents	(121,390)	11,413	56,721
Increase (decrease) in cash and cash equivalents	(218,365)	(687,327)	1,228,988
Cash and cash equivalents at the beginning of the year	1,210,009	1,897,336	668,348
Cash and cash equivalents at the end of the year	R$ 991,644	R$ 1,210,009	R$ 1,897,336